Significant accounting policies (Policies)	4 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2021	Jul. 31, 2021	Oct. 31, 2020
Statement [Line Items]
Statement of compliance

(a)	Statement of compliance
These condensed consolidated interim financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) under International Accounting Standard (IAS) 34 – Interim Financial Reporting. Except as described below, these financial statements were prepared using the same basis of presentation, accounting policies and methods of computation as outline in Note 2, Significant accounting policies in the Company’s consolidated financial statements for the year ended October 31, 2020. These financial statements do not include all the notes required in annual financial statements.
These condensed consolidated interim consolidated interim financial statements were approved and authorized for issue by the Board of Directors on September 8, 2021.

(a)	Statement of compliance
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) incorporating interpretations issued by the IFRS Interpretations Committee (“IFRICs”).
These consolidated financial statements were approved and authorized for issue by the Board of Directors on May 28, 2021.

Basis of consolidation
(b)	Basis of consolidation
These condensed consolidated interim financial statements include the accounts of the Company and its subsidiaries. The Company’s three subsidiaries are entities controlled by the Company. Control exists when the Company has power over an investee, when the Company is exposed, or has rights, to variable returns from the investee and when the Company has the ability to affect those returns through its power over the investee. The subsidiaries are included in the condensed consolidated interim financial results of the Company from the effective date of incorporation up to the effective date of disposition or loss of control. The Company’s principal subsidiaries and their geographic location as at
July
 3
1
, 2021 was as follows:

Company	Location	Ownership interest
Li-Cycle Inc.	Delaware, U.S.	100%
Li-Cycle North America Hub, Inc.	Delaware, U.S.	100%
Li-Cycle Holdings Corp.	Ontario, Canada	100%
Intercompany transactions, balances and unrealized gains/losses on transactions between the Company and its subsidiary are eliminated.

(b)	Basis of consolidation
These consolidated financial statements include the accounts of the Company and its subsidiaries. The Company’s two subsidiaries are entities controlled by the Company. Control exists when the Company has power over an investee, when the Company is exposed, or has rights, to variable returns from the investee and when the Company has the ability to affect those returns through its power over the investee. The subsidiaries are included in the consolidated financial results of the Company from the effective date of acquisition up to the effective date of disposition or loss of control. The Company’s principal subsidiaries and their geographic location as at October 31, 2020 was as follows:

Company	Location	Ownership interest
Li-Cycle Inc.	Delaware, U.S.	100%
Li-Cycle North America Hub, Inc.	Delaware, U.S.	100%
Intercompany transactions, balances and unrealized gains/losses on transactions between the Company and its subsidiary are eliminated.

Basis of preparation
(c)	Basis of preparation
Change in Functional Currency: Prior to November 1, 2020, the Company had determined its functional currency was the Canadian dollar on the basis that its operating expenditures, capital expenditures and financing were primarily denominated in Canadian dollars. With increasing volume of operations, new contracts with US based suppliers, commencement of operations at its US Spoke and increasing capital expenditures in its US facilities, the Company’s operating expenditures are becoming predominantly denominated in US dollars. Additionally, due to the increase in US dollar expenses and its expansion plans in the US, the Company has obtained, and plans to continue to seek, financing in US dollars. As a result of the increasing activities in US dollars, the Company has changed its functional currency to the U.S. dollar effective November 1, 2020.
Accordingly, beginning with the three month period ended January 31, 2021, the Company transitioned its functional and presentation currency to U.S. dollars. Transactions in currencies other than the U.S. dollar are recorded at the exchange rates on the dates of transactions. At the end of each reporting period, monetary assets and liabilities that are denominated in foreign currencies are translated at the closing rate on that date.
Comparative financial information for the 2020 fiscal periods was translated from Canadian dollars into U.S. dollars in accordance with IAS 21 The Effects of Changes in Foreign Exchange Rates:

(i)	Assets and liabilities were translated at the closing rate at end of each reporting period;

(ii)	Items recognized in the statement of loss and comprehensive loss were translated at the exchange rate at the time of transaction;

(iii)	Equity items have been translated using the historical rate at the time of transaction;

(iv)	All resulting exchange differences were recognized in other comprehensive loss.

(c)	Basis of preparation
These consolidated financial statements are expressed in U.S. dollars unless otherwise indicated, the Company’s presentation currency, and have been translated for presentation from the Candian dollar functional currency which was prepared on a historical cost basis, except for financial instruments that have been measured at fair value. The accounting policies set out in Note 2 have been applied consistently to all years presented in these consolidated financial statements, unless otherwise stated.

Cash
(d)	Cash
Cash consists of cash deposits with financial institutions.
Inventories

(e)	Inventories
Raw materials and finished goods are valued at the lower of cost and net realizable value. Cost is determined on a weighted average basis. The cost of finished goods includes the cost of raw materials and the applicable share of the cost of labour and fixed and variable production overheads. Net realizable value is the estimated selling price less the estimated cost of completion and the estimated costs necessary to make the sale. Costs of idle plant operations are expensed.
At each reporting period, the Company assesses the net realizable value of inventory taking into account current market prices, current economic trends, sales trends and past experiences.

Convertible debt instruments

(f)	Convertible debt instruments
The components of convertible debt instruments issued by the Company are classified separately as financial liabilities and equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument. The debt element of the instruments is classified as a liability and recorded as the present value of the Company’s obligation to make future interest payments in cash and settle the redemption value of the instrument in cash. The carrying value of the debt element is accreted to the original face value of the instruments, over their life, using the effective interest method. If the conversion option is classified as equity, its value is determined by deducting the amount of the liability component from the fair value of the compound instrument as a whole. If the conversion option is classified as a liability, it is bifurcated as an embedded derivative unless the issuer elects to apply the fair value option to the convertible debt. The embedded derivative is initially recognized at fair value and classified as derivatives in the statement of financial position. Changes in the fair value of the embedded derivatives are subsequently accounted for directly through the income statement.

Loss per share

(g)	Loss per share
The Company calculated basic and diluted loss per share data for its common shares, calculated by dividing the loss attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the period. Diluted loss per share is based on the weighted average number of common shares, stock options and restricted share units ((“RSUs)”) outstanding at the beginning of or granted during the period, and shares to be issued upon conversion of a convertible instrument, calculated using the treasury stock method. Under this method, the proceeds from the exercise of the options are assumed to be used to repurchase the Company’s shares. The difference between the number of shares assumed purchased and the number of options assumed exercised is added to the actual number of shares outstanding to determine diluted shares outstanding for purposes of calculating diluted earnings per share. Diluted loss per share does not adjust the loss attributable to common shareholders or the weighted average number of common shares outstanding when the effect is anti-dilutive.

Plant and equipment

(h)	Plant and equipment
Plant and equipment are stated at cost less accumulated depreciation and accumulated impairment losses net of any reversals of impairment.
Where parts of an item of plant and equipment have different useful lives, they are accounted for as separate items of plant and equipment.
Depreciation is charged to the consolidated statement of loss and comprehensive loss on a straight-line basis over the estimated useful lives of each part of an item of plant and equipment. The estimated useful lives are reviewed each reporting period and any changes are accounted for on a prospective basis. The estimated useful lives are as follows:

Vehicles	5 years
Plant equipment	5 years
Storage containers	10 years
Leasehold improvements	Shorter of term of lease or estimated useful life
Repairs and maintenance costs are expensed as incurred.

Financial instruments

(i)	Financial instruments
Recognition
The Company recognizes a financial asset or financial liability on the consolidated statement of financial position when it becomes party to the contractual provisions of the financial instrument. Financial assets are initially measured at fair value and derecognized either when the Company has transferred substantially all the risks and rewards of ownership of the financial asset, or when cash flows expire. Financial liabilities are initially measured at fair value and are derecognized when the obligations specified in the contract is discharged, cancelled or expired.
A
write-off
of a financial asset (or a portion thereof) constitutes a derecognition event.
Write-off
occurs when the Company has no reasonable expectations of recovering the contractual cash flows on a financial asset.

Classification and measurement
The Company determines the classification of its financial instruments at initial recognition. Financial assets and financial liabilities are classified according to the following measurement categories:

(i)	those to be measured subsequently at fair value, either through profit or loss (“FVTPL”) or through other comprehensive income (“FVTOCI”); and

(ii)	those to be measured subsequently at amortized cost.
The classification and measurement of financial assets after initial recognition at fair value depends on the business model for managing the financial asset and the contractual terms of the cash flows. Financial assets that are held within a business model whose objective is to collect the contractual cash flows, and that have contractual cash flows that are solely payments of principal and interest on the principal outstanding, are generally measured at amortized cost at each subsequent reporting period. Derivative financial instruments are comprised of the embedded derivative liability representing the conversion option of the convertible debt. The embedded derivative liability is measured at fair value at each reporting date. The embedded derivative liability has been classified as held-for-trading.
It is classified as
non-current
based on the contractual terms specific to the instrument. Gains and losses on re-measurement
of the embedded derivative liability are recognized in the consolidated statements of loss and comprehensive loss. All other financial assets are measured at their fair values at each subsequent reporting period, with any changes recorded through profit and loss or through other comprehensive income (which designation is made as an irrevocable election at the time of recognition).
After initial recognition at fair value, financial liabilities are classified and measured at either:

(i)	amortized cost;

(ii)	FVTPL, if the Company has made an irrevocable election at the time of recognition, or when required (for items such as instruments held for trading or derivatives); or,

(iii)	FVTOCI, when the change in fair market value is attributable to changes in the Company’s credit risk.
The classification and measurement basis of the Company’s financial instruments are as follows:

Financial Instrument	Measurement

Cash	Amortized cost
Trade accounts receivables	FVTPL
Other accounts receivables	Amortized cost
Accounts payable and accrued liabilities	Amortized cost
Restricted share units	FVTPL
Loans payable	Amortized cost
Lease liabilities	Amortized cost
Convertible debt	Amortized cost
Conversion feature of convertible debt	FVTPL
The Company reclassifies financial assets when and only when its business model for managing those assets changes. Financial liabilities are not reclassified.

Transaction costs that are directly attributable to the acquisition or issuance of a financial asset or financial liability classified as subsequently measured at amortized cost are included in the fair value of the instrument on initial recognition. Transaction costs for financial assets and financial liabilities classified at fair value through profit or loss are expensed in profit or loss.
Impairment
The Company assesses all information available, including on a forward-looking basis the expected credit loss associated with any financial assets carried at amortized cost. The impairment methodology applied depends on whether there has been a significant increase in credit risk. To assess whether there has been a significant increase in credit risk, the Company compares the risk of default occurring on the asset as at the reporting date with the risk of default as at the date of initial recognition based on all information available, and reasonable supportive forward-looking information.

Foreign currencies

(j)	Foreign currencies
The functional currency of the Company is the Canadian dollar. Transactions in currencies other than the Canadian dollar are recorded at the rates of exchange prevailing on the dates of transactions. At the end of each reporting period, monetary assets and liabilities that are denominated in foreign currencies are translated at the rates prevailing at that date.

Government assistance and investment tax credits

(k)	Government assistance and investment tax credits
Government grants
Amounts received or receivable resulting from government assistance programs are recognized when there is reasonable assurance that the amount of government assistance will be received, and all attached conditions will be complied with. When the amount relates to an expense item, it is recognized as a reduction to the related expense. When the amount relates to an asset, it reduces the carrying amount of the asset and is then recognized as income over the useful life of the depreciable asset by way of a reduced depreciation charge. Grants received in advance are recorded as deferred liability and amortized as a reduction to the related expense/carrying amount of asset as and when the related qualifying costs are incurred.
Investment Tax Credits (“ITCs”) receivable are amounts refundable from the Canadian federal and provincial governments under the Scientific Research & Experimental Development incentive program. The amounts claimed under the program represent the amounts submitted by management based on research and development costs paid during the period and include estimates and assumptions made by management in determining the eligible expenditures. ITCs are netted against the related research and development expense when there is reasonable assurance that the Company will realize the ITCs. ITCs are subject to review and approval by tax authorities and, therefore, could be different from the amounts recorded.

Impairment of long-term non-financial assets

(l)	Impairment of long-term non-financial assets
At the end of each reporting period the carrying amounts of the Company’s assets are reviewed to determine whether there is any indication that those assets are impaired. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment, if any. The recoverable amount is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax
discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.
If the recoverable amount of an asset is estimated to be less than its carrying amount, the carrying amount of the asset is reduced to its recoverable amount and the impairment loss is recognized in period. For an asset that does not generate largely independent cash inflows, the recoverable amount is determined for the cash generating unit to which the asset belongs.

Income taxes

(m)	Income taxes
Income tax expense is comprised of current and deferred tax components. Income tax is recognized in profit or loss except to the extent that it relates to items recognized directly in equity or other comprehensive income, in which case the related tax is recognized in equity or other comprehensive income.
Current tax expense is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at year end, adjusted for amendments to tax payable with regards to previous years.
Deferred tax is recorded using the asset and liability method. Under this method, the Company calculates all temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the period end date. Deferred tax is calculated based on the expected manner of realization or settlement of the carrying amount of assets and liabilities, using tax rates that are expected to apply to the year of realization or settlement based on tax rates and laws enacted or substantively enacted at the period end date.
Deferred tax assets are recognized to the extent that it is probable that taxable profits will be available against which the deductible temporary differences and unused tax losses and tax credits can be utilized. The carrying amount of deferred tax assets is reviewed at each statement of the financial position date and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.
Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Company intends to settle its current tax assets and liabilities on a net basis.

Provisions

(n)	Provisions
Provisions represent liabilities of the Company for which the amount or timing is uncertain. A provision is recognized when, as a result of a past event, the Company has a present obligation (legal or constructive) that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. Where appropriate, the future cash flow estimates are adjusted to reflect risks specific to the liability. The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the statement of financial position date, considering the risks and uncertainties surrounding the obligation. Where a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows. When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, the receivable is recognized as an asset if it is virtually certain that reimbursement will be received, and the amount receivable can be measured reliably.

Related party transactions

(o)	Related party transactions
Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

Research and development expense

(p)	Research and development expense
Research costs are expensed as incurred. An internally-generated intangible asset arising from development (or from the development phase of an internal project) is recognised if, and only if, all of the following conditions have been demonstrated:

•	the technical feasibility of completing the intangible asset so that it will be available for use or sale;

•	the intention to complete the intangible asset and use or sell it;

•	the ability to use or sell the intangible asset;

•	how the intangible asset will generate probable future economic benefits;

•	the availability of adequate technical, financial and other resources to complete the development and to use or sell the intangible asset; and

•	the ability to measure reliably the expenditure attributable to the intangible asset during its development.
The amount initially recognised for internally-generated intangible assets is the sum of the expenditure incurred from the date when the intangible asset first meets the recognition criteria listed above. Where no internally generated intangible asset can be recognised, development expenditure is recognised in profit or loss in the period in which it is incurred.
Subsequent to initial recognition, internally-generated intangible assets are reported at cost less accumulated amortisation and accumulated impairment losses, on the same basis as intangible assets that are acquired separately.
No development costs have been capitalized to date.

Revenue recognition

(q)	Revenue recognition
The Company’s principal activities generate revenues from the operation of lithium-ion
battery recycling plants. The Company uses the following five step approach to revenue recognition:
Step 1: Identify the contract(s) with a customer

Step 2: Identify the performance obligations in the contract
Step 3: Determine the transaction price
Step 4: Allocate the transaction price to the performance obligations in the contract
Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation
The Company recognizes revenue from the following major sources:

•	Services of recycling lithium-ion batteries which includes coordination of logistics and destruction of batteries

•	Sales of products which includes black mass, shredded metal and plastic
Revenue is measured based on the consideration to which the Company expects to be entitled to in a contract with a customer. The Company recognizes revenue when it transfers control of a product or service to a customer. There are no significant financing components associated with the Company’s payment terms.
Service revenue is recognized at a point in time upon completion of the services. Prices for services are separately identifiable within each contract. A receivable is recognized by the Company when the services are completed as this represents the point in time at which the right to consideration becomes unconditional, as only the passage of time is required before payment is due.
For sale of products, revenue is recognized when control of the goods has transferred, being when the goods have been shipped to the customer’s location (delivery). A receivable is recognised by the Company when the goods are delivered to the customer as this represents the point in time at which the right to consideration becomes unconditional, as only the passage of time is required before payment is due. Under the Company’s standard contract terms, customers do not have a right of return. The Company estimates the amount of consideration to which it expects to be entitled to under provisional pricing arrangements. The amount of consideration for products is based on market prices at the date of settlement, weight and assay, subject to customer confirmation. Revenue and the related accounts receivables are measured at fair value at initial recognition and are re-estimated
by reference to current market prices at each reporting period end and changes in fair value are recognized as an adjustment to profit and loss and the related accounts receivable.

Share capital

(r)	Share capital
The Company records proceeds from the issuance of its common shares as equity. Incremental costs directly attributable to the issue of new common shares are shown in equity as a deduction, net of tax, from the proceeds.

Financing costs

(s)	Financing costs
Professional, consulting, regulatory and other costs directly attributable to financing transactions are recorded as deferred financing costs until the financing transactions are completed, if the completion of the transaction is considered likely; otherwise they are expensed as incurred. Share issue costs are charged to share capital when the related shares are issued. Deferred financing costs related to financing transactions that are not completed are charged to earnings.

Share-based compensation

(t)	Share-based compensation
The Company accounts for stock options using the fair value-based method of accounting for share-based compensation. Fair values are determined using the Black-Scholes-Merton option pricing model (“BSM”). Management exercises judgment in determining the underlying share price volatility, expected life of the option, expected forfeitures and other parameters of the calculations. Compensation costs are recognized over the vesting period as an increase to share-based compensation expense and contributed surplus. If, and when, stock options are ultimately exercised, the applicable amounts of contributed surplus are transferred to share capital.
The Company accounts for outstanding RSUs by recognizing a liability for the goods or services acquired, measured initially at the fair value of the liability. At each reporting date until the liability is settled, and at the date of settlement, the fair value of the liability is remeasured, with any changes in fair value recognised in profit or loss for the year.

Significant accounting estimates and judgments

(u)	Significant accounting estimates and judgments
The preparation of the financial statements in conformity with IFRS requires management to make judgements, estimates and assumptions that are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which affect the application of accounting policies and the reported amounts of assets, liabilities and expenses. Actual results may differ from these estimates.
Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised and in any future periods affected. Significant estimates include:

(a)	the determination and valuation of deferred income tax assets and liabilities;

(b)	the determination of the useful life and impairment of the plant and equipment;

(c)	the valuation and measurement of the convertible debt and the related conversion feature;

(d)	the valuation and recognition of ITCs; and

(e)	the valuation of share-based compensation.
Critical judgements in applying accounting policies that have the most significant effect on the amounts recognized in the financial statements include the following:

(a)	the determination of the functional currency of the Company and its subsidiaries;

(b)	the determination of the revenue recognition policy with regards to transaction price;

(c)	the evaluation of the Company’s ability to continue as a going concern; and

(d)	the valuation of inventory with regards to incremental cost to completion for raw materials and determination of net realizable value.

Leases

(v)	Leases
The Company assesses whether a contract is or contains a lease, at inception of the contract. The Company recognises a right-of-use
asset and a corresponding lease liability with respect to all lease arrangements in which it is the lessee, except for short-term leases (defined as leases with a lease term of 12 months or less) and leases of low value assets (such as tablets and personal computers, small items of office furniture and telephones). For these leases, the Company recognises the lease payments as an operating expense on a straight-line basis over the term of the lease unless another systematic basis is more representative of the time pattern in which economic benefits from the leased assets are consumed.
The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by using the rate implicit in the lease. If this rate cannot be readily determined, the Company uses its incremental borrowing rate.
Lease payments included in the measurement of the lease liability comprise:

•	Fixed lease payments (including in-substance fixed payments), less any lease incentives receivable;

•	Variable lease payments that depend on an index or rate, initially measured using the index or rate at the commencement date;

•	The amount expected to be payable by the lessee under residual value guarantees;

•	The exercise price of purchase options, if the lessee is reasonably certain to exercise the options; and

•	Payments of penalties for terminating the lease, if the lease term reflects the exercise of an option to terminate the lease.
The lease liability is presented as a separate line in the consolidated statement of financial position.
The lease liability is subsequently measured by increasing the carrying amount to reflect interest on the lease liability (using the effective interest method) and by reducing the carrying amount to reflect the lease payments made.
The Company remeasures the lease liability (and makes a corresponding adjustment to the related right-of-use
asset) whenever:

•
The lease term has changed or there is a significant event or change in circumstances resulting in a change in the assessment of exercise of a purchase option, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate.

•
The lease payments change due to changes in an index or rate or a change in expected payment under a guaranteed residual value, in which cases the lease liability is remeasured by discounting the revised lease payments using an unchanged discount rate (unless the lease payments change is due to a change in a floating interest rate, in which case a revised discount rate is used).

•
A lease contract is modified and the lease modification is not accounted for as a separate lease, in which case the lease liability is remeasured based on the lease term of the modified lease by discounting the revised lease payments using a revised discount rate at the effective date of the modification.

The Company did not make any such adjustments during the periods presented. The right-of-use
assets comprise the initial measurement of the corresponding lease liability, lease payments made at or before the commencement day, less any lease incentives received and any initial direct costs. They are subsequently measured at cost less accumulated depreciation and impairment losses.

Whenever the Company incurs an obligation for costs to dismantle and remove a leased asset, restore the site on which it is located or restore the underlying asset to the condition required by the terms and conditions of the lease, a provision is recognised and measured under IAS 37. To the extent that the costs relate to a right-of-use
asset, the costs are included in the related
right-of-use
asset, unless those costs are incurred to produce inventories.
Right-of-use
assets are depreciated over the shorter period of lease term and useful life of the right-of-use
asset. If a lease transfers ownership of the underlying asset or the cost of the right-of-use
asset reflects that the Company expects to exercise a purchase option, the related right-of-use
asset is depreciated over the useful life of the underlying asset. The depreciation starts at the commencement date of the lease.
The
right-of-use
assets are presented as a separate line in the consolidated statement of financial position.
The Company applies IAS 36 to determine whether a
right-of-use
asset is impaired and accounts for any identified impairment loss as described in the ‘Property, Plant and Equipment’ policy.
Variable rents that do not depend on an index or rate are not included in the measurement the lease liability and the right-of-use
asset. The related payments are recognised as an expense in the period in which the event or condition that triggers those payments occurs.
As a practical expedient, IFRS 16 Leases (“IFRS 16”) permits a lessee not to separate non-lease
components, and instead account for any lease and associated non-lease
components as a single arrangement. The Company has used this practical expedient.

Restoration provisions

(w)	Restoration provisions
Provisions for the costs to restore leased plant assets to their original condition, as required by the terms and conditions of the lease, are recognised when the obligation is incurred, either at the commencement date or as a consequence of having used the underlying asset during a particular period of the lease, at the directors’ best estimate of the expenditure that would be required to restore the assets. Estimates are regularly reviewed and adjusted as appropriate for new circumstances.
Whenever the Company incurs an obligation for costs to dismantle and remove a leased asset, restore the site on which it is located or restore the underlying asset to the condition required by the terms and conditions of the lease, a provision is recognised and measured under IAS 37. To the extent that the costs relate to a right-of-use
asset, the costs are included in the related
right-of-use
asset, unless those costs are incurred to produce inventories.

Intangible assets
(x)	Intangible assets

No intangible assets have been recognized to date.

Li Cycle Holdings Corp [member]
Statement [Line Items]
Statement of Compliance
(a)	Statement of Compliance
The statement of financial position has been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) incorporating interpretations issued by the IFRS Interpretations Committee (“IFRICs”). Separate Statements of Income and Comprehensive Income, Changes in Shareholder’s Equity and Cash Flows have not been presented as there have been no activities for the Company from inception to May 31, 2021.
These financial statements were approved and authorized for issue by the Board of Directors on August 10, 2021.

Cash
(b)	Cash
Cash include cash on hand with original maturities of three months or less.